Share-based payments - Grants to new CEO and supervisory board grant (Details) $ / shares in Units, € in Thousands, $ in Millions				1 Months Ended		3 Months Ended
	Apr. 30, 2022 EquityInstruments shares	Feb. 01, 2022 CHF (SFr) EquityInstruments	Feb. 01, 2022 EUR (€) installment $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Mar. 31, 2022 EUR (€) EquityInstruments	Mar. 31, 2022 $ / shares	Mar. 31, 2021 tranche
Share-based Compensation
Value of other equity instruments granted under share based payment arrangement				$ 3.2	€ 2,800
RSUs
Share-based Compensation
Amount of dividend payment expected over an vesting period | €						€ 0
RSUs | Mr. Just
Share-based Compensation
Number of units vested during the period						0
Value of other equity instruments derecognized in Share-based payment arrangement | €						€ 179
Chief Executive Officer | Subject to time-vesting
Share-based Compensation
Vesting period						4 years
Chief Executive Officer | RSUs
Share-based Compensation
Contractual life		10 years
Number of Installments | installment			4
Chief Executive Officer | RSUs | Subject to time-vesting and performance vesting
Share-based Compensation
RSUs granted		174,394
Chief Executive Officer | RSUs | Subject to time-vesting
Share-based Compensation
RSUs granted		166,667
Chief Executive Officer | RSUs | Annual RSUs
Share-based Compensation
RSUs granted		44,444
Vesting term		4 years
Number of Installments | installment			4
Chief Executive Officer | Performance Based RSUs | Tranche one
Share-based Compensation
Vesting percentage		50.00%
Chief Executive Officer | Performance Based RSUs | Tranche two
Share-based Compensation
Vesting percentage		50.00%
Chief Executive Officer | Other RSUs granted to CEO | Annual RSUs
Share-based Compensation
Value of other equity instruments granted under share based payment arrangement | SFr		SFr 200,000
Chief Executive Officer | M&A RSUs
Share-based Compensation
Fair value of units granted during the period | €			€ 156
Chief Executive Officer | If change in control of the Company | M&A RSUs
Share-based Compensation
Number of units vested during the period		275,000
Chief Executive Officer | VWAP prior to change, between USD 5 and USD 15 | M&A RSUs
Share-based Compensation
RSUs granted		200,000
Chief Executive Officer | VWAP prior to change, between USD 5 and USD 15 | M&A RSUs | Minimum
Share-based Compensation
Share hurdle price | $ / shares			€ 5
Chief Executive Officer | VWAP prior to change, between USD 5 and USD 15 | M&A RSUs | Maximum
Share-based Compensation
Share hurdle price | $ / shares			15
Chief Executive Officer | VWAP prior to change More Than USD 15 | M&A RSUs
Share-based Compensation
RSUs granted		275,000
Chief Executive Officer | VWAP prior to change More Than USD 15 | M&A RSUs | Minimum
Share-based Compensation
Share hurdle price | $ / shares			€ 15
Former Chief Executive Officer | RSUs
Share-based Compensation
Number of Awards	62,284
Number of units vested during the period	69,428
Number of units cancelled during the period | shares	7,144
Value of other equity instruments derecognized in Share-based payment arrangement | €						€ 2,775
Former Chief Executive Officer | RSUs | Maximum
Share-based Compensation
RSUs granted	62,284
Number of Awards	62,284
2019 Plan | RSUs
Share-based Compensation
RSUs granted						647,056
Number of units vested during the period						34,498
2019 Plan | Management board and employees | RSUs
Share-based Compensation
RSUs granted		30,995
Number of units vested during the period						34,498
Weighted average fair value of RSUs granted | $ / shares							$ 3.23
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares							$ 4.78
2019 Plan | Management board and employees | Vesting in four tranches | RSUs
Share-based Compensation
Contractual life		10 years
Vesting term								4 years
Number of Tranches | tranche								4